Taxation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset for right of use assets	€ 164	€ 178	€ 195
Deferred taxes for lease liabilities	181	197	217
Change through net result	(739)	251	1,059
Changes in cash flow hedge reserve	(43)	(138)	(251)
Deferred tax liability (asset)	(1,108)	(208)	€ (362)
Change through equity	€ 137	€ 103
Effective tax rate	27.10%	28.10%	27.50%
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result	€ 21	€ (9)
Deferred tax liability (asset)	(139)	(208)	€ (154)
Change through equity	(57)	41
Loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result	(42)	(49)
Deferred tax liability (asset)	376	427	475
Change through equity	(1)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result
Changes in cash flow hedge reserve	(43)
Deferred tax liability (asset)	322	363	502
Change through equity	43	138
Financial assets and liabilities at FVPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result	(694)	441
Deferred tax liability (asset)	(1,715)	(1,008)	€ (1,461)
Change through equity